General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
General (Textual)
Consolidated revenues percetage	58.00%
AT&T Engagement [Member]
General (Textual)
Pursuant to AT&T Engagement	$ 7,903	$ 8,614
Consolidated revenues percetage	37.00%	51.00%